Commitment and Contingencies - Summary of Future Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021	$ 6,638
2022	6,609
2023	4,876
2024	3,356
2025	2,908
Thereafter	987
Total future minimum lease payments	25,374
Less: Interest	4,180
Present value of operating lease liabilities	$ 21,194	$ 23,639